-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                  EXCHANGE FUND
                                ----------------

SEMIANNUAL REPORT

June 30, 1998

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the Fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

----------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
        1997
----------------------

   For Excellence
         in
 Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The first six months of 1998 provided solid economic growth, marked by low inflation and good investment returns. Consumer confidence was high, personal income rose, and interest rates remained stable.

o Favorable economic factors stimulated a boom in the housing market and strong retail sales. Lower energy costs helped keep inflation in check.

o The economic crisis in Southeast Asia raised concerns about U.S. exports and profits at companies with sizable foreign markets.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 17.72% for the six months ended June 30, 1998.(1) Investors preferred large-cap stocks and were willing to pay a premium for potential earnings stability. Small-cap stocks delivered modest gains. The Russell 2000 Index, a common measure of small company stock performance, was up 4.38% over the six-month period.

o U.S. Treasury bonds rallied as the yield on the 30-year benchmark fell to 5.6%. High- yield bonds continued to deliver relatively strong gains.

THE FUND

OVER THE PAST SIX MONTHS
o For the six months ended June 30, 1998, State Street Research Exchange Fund returned 18.73%. That was significantly higher than the average growth and income fund, which returned 12.11%, as reported by Lipper Analytical Services, Inc.

o Emphasis on technology, utilities, and materials and processing stocks contributed to the Fund's outperformance.

o The Fund benefited by strong earnings growth among key companies represented in the portfolio.

CURRENT STRATEGY
o We continue to emphasize larger, quality growth companies where we have a high level of confidence in earnings growth potential. We believe these companies continue to offer opportunity in light of the current environment: slowing economic growth, low inflation, falling interest rates, and strong technology spending by companies and spending in general, on the part of consumers.

June 30, 1998

(1)The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2)Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1998)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (2)
--------------------------------------------------------------------------------
     LIFE OF FUND
   (since 12/17/76)            10 YEARS       5 YEARS         1 YEAR
--------------------------------------------------------------------------------
        15.12%                  18.31%         23.19%         26.99%
--------------------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)

1  PFIZER Pharmaceuticals                     4.4%
2  MICROSOFT Computer software & service      4.1%
3  AMERICAN EXPRESS Financial service         3.9%
4  JOHNSON & JOHNSON Healthcare products      3.9%
5  MERCK Pharmaceuticals                      3.8%
6  LUCENT TECHNOLOGIES Telecommunications     3.7%
7  DAYTON HUDSON Retail department stores     3.6%
8  IBM Office equipment                       3.3%
9  GILLETTE Personal care products            3.3%
10 EXXON Oil                                3.0%

These securities represent an aggregate of 37.0% of net assets. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

[GRAPHIC OMITTED]

DRUG                    12.7%
OIL                      7.0%
ELECTRONIC EQUIPMENT     6.7%
OFFICE EQUIPMENT         6.5%
BANK                     6.3%

Total 39.2%

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                                        VALUE
                                                  SHARES               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 94.2%
BASIC INDUSTRIES 10.2%
CHEMICAL 5.7%
Dow Chemical Co. ........................         60,000            $  5,801,250
E.I. Du Pont De Nemours & Co. ...........        137,000              10,223,625
Monsanto Co. ............................        135,000               7,543,125
                                                                    ------------
                                                                      23,568,000
                                                                    ------------
ELECTRICAL EQUIPMENT 1.8%
General Electric Co. ....................         64,990               5,914,090
General Signal Corp. ....................         35,512               1,278,432
                                                                    ------------
                                                                       7,192,522
                                                                    ------------
FOREST PRODUCT 0.5%
Georgia Pacific Corp. Timber Group. .....         26,251                 605,414
Georgia-Pacific Corp. ...................         26,251               1,547,168
                                                                    ------------
                                                                       2,152,582
                                                                    ------------
MACHINERY 2.2%
Caterpillar Inc. ........................        116,800               6,175,800
Millipore Corp. .........................         99,400               2,708,650
                                                                    ------------
                                                                       8,884,450
                                                                    ------------
Total Basic Industries ..................                             41,797,554
                                                                    ------------
CONSUMER CYCLICAL 6.8%
AUTOMOTIVE 1.6%
General Motors Corp. ....................        100,000               6,681,250
                                                                    ------------
RETAIL TRADE 5.2%
Dayton Hudson Corp. .....................        301,104              14,603,544
Wal-Mart Stores, Inc. ...................        111,600               6,779,700
                                                                    ------------
                                                                      21,383,244
                                                                    ------------
Total Consumer Cyclical .................                             28,064,494
                                                                    ------------
CONSUMER STAPLE 28.8%
DRUG 12.7%
American Home Products Corp. ............        206,944              10,709,352
Merck & Company, Inc. ...................        117,259              15,683,391
Novartis AG ADR* ........................         92,692               7,712,049
Pfizer Inc. .............................        167,600              18,216,025
                                                                    ------------
                                                                      52,320,817
                                                                    ------------
FOOD & BEVERAGE 4.7%
Anheuser-Busch Companies, Inc. ..........        112,600               5,313,313
Coca-Cola Co. ...........................        107,535               9,194,242
General Mills Inc. ......................         69,200               4,731,550
                                                                    ------------
                                                                      19,239,105
                                                                    ------------
HOSPITAL SUPPLY 3.9%
Johnson & Johnson .......................        215,091              15,862,961
                                                                    ------------
PERSONAL CARE 6.0%
Gillette Co. ............................        236,400              13,400,925
Procter & Gamble Co. ....................        123,200              11,218,900
                                                                    ------------
                                                                      24,619,825
                                                                    ------------
TOBACCO 1.5%
Philip Morris Companies, Inc. ...........        160,300               6,311,813
                                                                    ------------
Total Consumer Staple ...................                            118,354,521
                                                                    ------------
ENERGY 8.8%
OIL 7.0%
Amoco Corp. .............................        142,064               5,913,414
Exxon Corp. .............................        170,136              12,132,823
Mobil Corp. .............................        136,800              10,482,300
                                                                    ------------
                                                                      28,528,537
                                                                    ------------
OIL SERVICE 1.8%
Schlumberger Ltd. .......................        109,238               7,462,321
                                                                    ------------
Total Energy ............................                             35,990,858
                                                                    ------------
FINANCE 14.4%
BANK 6.3%
Banc One Corp. ..........................        138,492               7,729,585
BankAmerica Corp. .......................        136,800              11,824,650
Chase Manhattan Corp. ...................         83,152               6,277,976
                                                                    ------------
                                                                      25,832,211
                                                                    ------------
FINANCIAL SERVICE 5.6%
American Express Co. ....................        141,591              16,141,374
Federal National Mortgage Association ...        110,400               6,706,800
                                                                    ------------
                                                                      22,848,174
                                                                    ------------
INSURANCE 2.5%
General Re Corp. ........................         40,941              10,378,543
                                                                    ------------
Total Finance ...........................                             59,058,928
                                                                    ------------
SCIENCE & TECHNOLOGY 23.4%
AEROSPACE 4.0%
Boeing Co. ..............................        131,800               5,873,337
Raytheon Co. Cl. A* .....................          6,377                 367,475
Raytheon Co. Cl. B* .....................        176,165              10,415,756
                                                                    ------------
                                                                      16,656,568
                                                                    ------------
COMPUTER SOFTWARE & SERVICE 5.4%
First Data Corp. ........................        165,338               5,507,822
Microsoft Corp.* ........................        156,000              16,906,500
                                                                    ------------
                                                                      22,414,322
                                                                    ------------
ELECTRONIC COMPONENTS 0.8%
AMP Inc. ................................         96,000               3,300,000
                                                                    ------------
ELECTRONIC EQUIPMENT 6.7%
L.M. Ericsson Telephone Co. ADR Cl. B* ..        304,920               8,728,335
Lucent Technologies Inc. ................        181,044              15,060,598
Perkin-Elmer Corp. ......................         58,000               3,606,875
                                                                    ------------
                                                                      27,395,808
                                                                    ------------
OFFICE EQUIPMENT 6.5%
Hewlett-Packard Co. .....................         78,000               4,670,250
International Business Machines Corp. ...        119,600              13,731,575
Xerox Corp. .............................         80,000               8,130,000
                                                                    ------------
                                                                      26,531,825
                                                                    ------------
Total Science & Technology ..............                             96,298,523
                                                                    ------------
UTILITY 1.8%
TELEPHONE 1.8%
AirTouch Communications Inc.* ...........        123,800               7,234,562
                                                                    ------------
Total Utility ...........................                              7,234,562
                                                                    ------------
Total Common Stocks (Cost $99,340,183) ..                            386,799,440
                                                                    ------------

---------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL             MATURITY               VALUE
                                                          AMOUNT                DATE                 (NOTE 1)
---------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER 6.0%
Ford Motor Credit Co., 5.56% .....................    $12,560,000           7/02/1998         $   12,560,000
General Electric Capital Corp., 5.62% ............     12,013,000           7/08/1998             12,013,000
                                                                                              --------------
Total Commercial Paper (Cost $24,573,000) ...........................................             24,573,000
                                                                                              --------------
Total Investments (Cost $123,913,183) - 100.2% ......................................            411,372,440
Cash and Other Assets, Less Liabilities - (0.2%) ....................................               (661,578)
                                                                                              --------------
Net Assets - 100.0% .................................................................         $  410,710,862
                                                                                              ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information:
At June 30, 1998, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $111,910,072 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost ........................................          $  299,462,368
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax
  cost over value ......................................                      --
                                                                  --------------
                                                                  $  299,462,368
                                                                  ==============

--------------------------------------------------------------------------------
* Non-income-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $123,913,183) (Note 1) .........     $  411,372,440
Cash .......................................................             78,241
Dividends and interest receivable ..........................            376,856
Other assets ...............................................                150
                                                                 --------------
                                                                    411,827,687
LIABILITIES
Dividends payable ..........................................            523,765
Accrued management fee (Note 2) ............................            500,804
Accrued trustees' fees (Note 2) ............................             19,814
Accrued transfer agent and shareholder services
  (Note 2) .................................................              8,048
Other accrued expenses .....................................             64,394
                                                                 --------------
                                                                      1,116,825
                                                                 --------------
NET ASSETS                                                       $  410,710,862
                                                                 ==============

Net Assets consist of:
  Undistributed net investment income ......................     $      872,009
  Unrealized appreciation of investments ...................        287,459,257
  Accumulated net realized gain ............................         22,533,243
  Paid-in capital ..........................................         99,846,353
                                                                 --------------
                                                                 $  410,710,862
                                                                 ==============
Net Asset Value per share
  ($410,710,862 / 824,028 shares) ..........................            $498.42
                                                                 ==============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended June 30, 1998 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $21,744 .................     $     2,635,919
Interest ...................................................             434,924
                                                                 ---------------
                                                                       3,070,843
EXPENSES
Management fee (Note 2) ....................................             957,361
Custodian fee ..............................................              41,192
Trustees' fees (Note 2) ....................................              19,814
Audit fee ..................................................              14,889
Legal fees .................................................              11,555
Transfer agent and shareholder services (Note 2) ...........               9,533
Reports to shareholders ....................................               7,157
Miscellaneous ..............................................               2,162
                                                                 ---------------
                                                                       1,063,663
                                                                 ---------------
Net investment income ......................................           2,007,180
                                                                 ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) ...........          22,533,243
Net unrealized appreciation of investments .................          40,522,429
                                                                 ---------------
Net gain on investments ....................................          63,055,672
                                                                 ---------------
Net increase in net assets resulting from operations .......     $    65,062,852
                                                                 ===============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                           YEAR ENDED             JUNE 30, 1998
                                        DECEMBER 31, 1997           (UNAUDITED)
 -----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ..............      $  3,881,593           $  2,007,180
                                          ------------           ------------
Net realized gain on investments ...        16,583,125             22,533,243
Provision for federal income tax ...        (3,472,689)                    --
                                          ------------           ------------
                                            13,110,436             22,533,243
                                          ------------           ------------
Net unrealized appreciation of
  investments ......................        66,182,224             40,522,429
                                          ------------           ------------
Net increase resulting from
  operations .......................        83,174,253             65,062,852
                                          ------------           ------------
Dividends from net investment income        (3,864,410)            (1,236,268)
                                          ------------           ------------
Share transactions:
Net asset value of shares issued
  in payment of dividends ..........           297,743                177,771
Cost of shares repurchased .........        (8,041,950)            (1,583,457)
                                          ------------           ------------
Net decrease from fund share
  transactions .....................        (7,744,207)            (1,405,686)
                                          ------------           ------------
Total increase in net assets .......        71,565,636             62,420,898

NET ASSETS
Beginning of period ................       276,724,328            348,289,964
                                          ------------           ------------
End of period (including
 undistributed net investment
 income of $101,097 and
  $872,009, respectively) ..........      $348,289,964           $410,710,862
                                          ============           ============
Number of shares:
Issued upon reinvestment
 of dividends ......................               754                    360
Repurchased ........................           (20,727)                (3,442)
                                          ------------           ------------
Net decrease in fund shares ........           (19,973)                (3,082)
                                          ------------           ------------


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND
--------------------------------------------------------------------------------
                    NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1998

NOTE 1

State Street Research Exchange Fund (the "Fund"), is a series of State Street Research Exchange Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is presently the only series of the Trust.

The investment objective of the Fund is to provide long-term growth of capital and, secondarily, long-term growth of income. In seeking to achieve its investment objective, the Fund invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

B. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary with respect to net investment income since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and maintains a policy to distribute substantially all of such income. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code. The Fund retains and designates as undistributed gains all of its tax- able net long-term capital gains and pays Federal income taxes thereon on behalf of the shareholders.

C. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized short-term capital gains, if any, are distributed annually.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for nontaxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes. The permanent book and tax basis difference relating to shareholder distributions will result in reclassifications to paid-in capital.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended June 30, 1998, there were no loaned securities.

NOTE 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into a contract that provides for an annual fee equal to 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1998, the fees pursuant to such agreement amounted to $957,361.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 1998, the amount of such expenses was $2,724.

The fees of the Trustees not currently affiliated with the Adviser amounted to $19,814 during the six months ended June 30, 1998.

NOTE 3

For the six months ended June 30, 1998, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities, including $1,138,962 representing redemptions in kind, aggregated $11,553,184 and $28,293,119, respectively.

NOTE 4

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 per value per share.

At June 30, 1998, the Adviser owned 13,766 shares of the Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                               YEARS ENDED DECEMBER 31             SIX MONTHS ENDED
                                   ----------------------------------------------   JUNE 30, 1998
                                    1993      1994      1995      1996      1997      (UNAUDITED)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD ($)                        205.98    205.81    204.13    265.44    326.68        421.09
                                   ------    ------    ------    ------    ------        ------
  Net investment income ($)          3.47      3.79      3.63      4.09      4.67          2.44
  Net realized and unrealized
    gain (loss) on investments
    ($)*                            (0.24)    (1.67)    61.75     61.76     94.39         76.39
                                   ------    ------    ------    ------    ------        ------
TOTAL FROM INVESTMENT
  OPERATIONS ($)                     3.23      2.12     65.38     65.85     99.06         78.83
                                   ------    ------    ------    ------    ------        ------
  Dividends from net investment
    income ($)                      (3.40)    (3.80)    (3.80)    (4.10)    (4.65)        (1.50)
                                   ------    ------    ------    ------    ------        ------
  Distributions from net realized
    gains ($)                          --        --     (0.27)    (0.51)       --            --
                                   ------    ------    ------    ------    ------        ------
TOTAL DISTRIBUTIONS ($)             (3.40)    (3.80)    (4.07)    (4.61)    (4.65)        (1.50)
                                   ------    ------    ------    ------    ------        ------
NET ASSET VALUE,
END OF PERIOD ($)                  205.81    204.13    265.44    326.68    421.09        498.42
                                   ======    ======    ======    ======    ======        ======
Total return (%)                     4.88      3.44     34.44     26.06     31.71         18.73(1)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
 period ($ thousands)             206,153   195,150   233,422   276,724   348,290       410,711

Ratio of operating expenses to
  average net assets (%)             0.62      0.57      0.58      0.57      0.56          0.56(2)

Ratio of net investment
  income to average net assets (%)   1.65      1.80      1.49      1.36      1.19          1.05(2)

Portfolio turnover rate (%)         22.10     16.31     11.67      5.39      2.26          3.14

*After provision for Federal tax
  on retained capital gains at
  end of period                      6.79      4.88      4.64      3.07      4.20            --
-----------------------------------------------------------------------------------------------

(1) Not annualized.
(2) Annualized.

STATE STREET RESEARCH EXCHANGE FUND

----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EXCHANGE TRUST
----------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
EXCHANGE FUND                              Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                STEVE A. GARBAN
One Financial Center                       JAMES M. WEISS                         Retired; formerly Senior Vice
Boston, MA 02111                           Vice President                         President for Finance and
                                                                                  Operations and Treasurer, The
DISTRIBUTOR                                KENNARD WOODWORTH, JR.                 Pennsylvania State University
State Street Research                      Vice President
Investment Services, Inc.                                                         MALCOLM T. HOPKINS
One Financial Center                       GERARD P. MAUS                         Former Vice Chairman of the
Boston, MA 02111                           Treasurer                              Board and Chief Financial
                                                                                  Officer, St. Regis Corp.
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN
State Street Research                      Assistant Treasurer                    EDWARD M. LAMONT
Service Center                                                                    Formerly in banking
P.O. Box 8408                              DOUGLAS A. ROMICH                      (with an affiliate of
Boston, MA 02266-8408                      Assistant Treasurer                    J.P. Morgan & Co. in New York);
1-800-562-0032                                                                    presently engaged in private
                                           FRANCIS J. MCNAMARA, III               investments and civic affairs
CUSTODIAN                                  Secretary and General Counsel
State Street Bank and                                                             ROBERT A. LAWRENCE
Trust Company                              DARMAN A. WING                         Formerly Partner, Saltonstall & Co.
225 Franklin Street                        Assistant Secretary and
Boston, MA 02110                           Assistant General Counsel              DEAN O. MORTON
                                                                                  Retired; formerly Executive
                                           AMY L. SIMMONS                         Vice President, Chief
                                           Assistant Secretary                    Operating Officer and Director,
                                                                                  Hewlett-Packard Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

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